Finance result, net	12 Months Ended
Dec. 31, 2024
Finance result, net
Finance result, net

22. Finance result, net

	2024	2023*	2022*
Interest income	9,165	63,964	29,251
Interest expense on leases	(1,938)	(2,221)	(25,878)
Interest cost	(1,609)	(1,644)	(2,068)
Foreign exchange net gain / (losses)	17,430	(317,285)	(264,360)
Finance result, net	23,048	(257,186)	(263,055)

The evolution of the finance result net related to continuing operations is primarily driven by foreign exchanges differences on U.S Dollar cash deposits whose amount has been reduced between the twelve-month period ended December 31, 2024 and 2023.